FINANCIAL INSTRUMENTS (Details 4) - United States of America, Dollars - Currency risk [member] R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	R$ (76,894)
Scenario I [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	10,914
Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	(234,759)
Cash And Cash Equivalents Overseas [Member]
IfrsStatementLineItems [Line Items]
Notional amount	R$ 1,951,025
Risk	Dollar
Cash And Cash Equivalents Overseas [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	R$ (139,931)
Cash And Cash Equivalents Overseas [Member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	19,862
Cash And Cash Equivalents Overseas [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	(427,219)
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Notional amount	R$ 58,296
Risk	Dollar
Trade receivables [member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	R$ (4,181)
Trade receivables [member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	593
Trade receivables [member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	(12,765)
Financial Investments [Member]
IfrsStatementLineItems [Line Items]
Notional amount	R$ 270,038
Risk	Dollar
Financial Investments [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	R$ (19,368)
Financial Investments [Member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	2,749
Financial Investments [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	(59,131)
Borrowings And Financing [Member]
IfrsStatementLineItems [Line Items]
Notional amount	R$ (5,983,492)
Risk	Dollar
Borrowings And Financing [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	R$ 429,145
Borrowings And Financing [Member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	(60,913)
Borrowings And Financing [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	1,310,215
Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Notional amount	R$ (284,843)
Risk	Dollar
Trade Payables [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	R$ 20,429
Trade Payables [Member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	(2,900)
Trade Payables [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	62,373
Other Instruments [Member]
IfrsStatementLineItems [Line Items]
Notional amount	R$ (37,185)
Risk	Dollar
Other Instruments [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	R$ 2,667
Other Instruments [Member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	(379)
Other Instruments [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	8,142
Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Notional amount	R$ 5,098,257
Risk	Dollar
Derivative Financial Instruments [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	R$ (365,655)
Derivative Financial Instruments [Member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	51,902
Derivative Financial Instruments [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	R$ (1,116,374)